FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04085

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Income Fund

Fund Name: Fidelity Income Replacement 2040 Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

SCOTT C.GOEBEL, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: JULY 31

DATE OF REPORTING PERIOD: 06/30/2008

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Income Fund

BY:  /s/ JOHN R. HEBBLE*
JOHN R. HEBBLE, TREASURER
DATE: 08/11/2008 02:36:41 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 11, 2008 AND FILED HEREWITH.

VOTE SUMMARY REPORT
Fidelity Income Replacement 2040 Fund
07/01/2007- 06/30/2008

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: FIDELITY 100 INDEX FUND MEETING DATE: 04/16/2008
TICKER: FOHIX SECURITY ID: 315912816
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT JAMES C. CURVEY AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT ALAN J. LACY AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT JOSEPH MAURIELLO AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT DAVID M. THOMAS AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT MICHAEL E. WILEY AS A DIRECTOR	Management	For	Proportional
2	TO AMEND THE DECLARATION OF TRUST OF EACH OF FIDELITY ADVISOR SERIES I, FIDELITY ADVISOR SERIES VII, FIDELITY ADVISOR SERIES VIII, FIDELITY COMMONWEALTH TRUST, AND FIDELITY DESTINY PORTFOLIOS TO REDUCE THE REQUIRED QUORUM FOR FUTURE SHAREHOLDER MEETINGS.	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY ADVISOR MID CAP II FUND MEETING DATE: 06/18/2008
TICKER: FIIMX SECURITY ID: 315807487
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT JAMES C. CURVEY AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT ALAN J. LACY AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT JOSEPH MAURIELLO AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT DAVID M. THOMAS AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT MICHAEL E. WILEY AS A DIRECTOR	Management	For	Proportional
2	TO AMEND THE DECLARATION OF TRUST OF EACH OF FIDELITY ADVISOR SERIES I, FIDELITY ADVISOR SERIES VII, FIDELITY ADVISOR SERIES VIII, FIDELITY COMMONWEALTH TRUST, AND FIDELITY DESTINY PORTFOLIOS TO REDUCE THE REQUIRED QUORUM FOR FUTURE SHAREHOLDER MEETINGS.	Management	For	Proportional
3	TO APPROVE AN AMENDED MANAGEMENT CONTRACT FOR FIDELITY ADVISOR MID CAP II FUND THAT INCLUDES ADDING A PERFORMANCE ADJUSTMENT COMPONENT TO THE MANAGEMENT FEE AND GIVING THE TRUSTEES THE AUTHORITY TO CHANGE THE FUND S PERFORMANCE ADJUSTMENT INDEX GOING FORWARD, WITHOUT A SHAREHOLDER VOTE, SUBJECT TO APPLICABLE LAW.	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY CAPITAL & INCOME FUND MEETING DATE: 03/19/2008
TICKER: FAGIX SECURITY ID: 316062108
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT JAMES C. CURVEY AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT ALAN J. LACY AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT JOSEPH MAURIELLO AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT DAVID M. THOMAS AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT MICHAEL E. WILEY AS A DIRECTOR	Management	For	Proportional
2	TO AMEND THE DECLARATION OF TRUST TO REDUCE THE REQUIRED QUORUM FOR FUTURE SHAREHOLDER MEETINGS.	Management	For	Proportional
3	SHAREHOLDER PROPOSAL CONCERNING BOARD OVERSIGHT PROCEDURES TO SCREEN OUT INVESTMENTS IN COMPANIES THAT SUBSTANTIALLY CONTRIBUTE TO GENOCIDE.	Shareholder	Against	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY DISCIPLINED EQUITY MEETING DATE: 05/14/2008
TICKER: FDEQX SECURITY ID: 316066208
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT JAMES C. CURVEY AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT ALAN J. LACY AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT JOSEPH MAURIELLO AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT DAVID M. THOMAS AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT MICHAEL E. WILEY AS A DIRECTOR	Management	For	Proportional
2	TO AMEND THE DECLARATION OF TRUST TO REDUCE THE REQUIRED QUORUM FOR FUTURE SHAREHOLDER MEETINGS.	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY EQUITY-INCOME FUND MEETING DATE: 05/14/2008
TICKER: FEQIX SECURITY ID: 316138106
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT JAMES C. CURVEY AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT ALAN J. LACY AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT JOSEPH MAURIELLO AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT DAVID M. THOMAS AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT MICHAEL E. WILEY AS A DIRECTOR	Management	For	Proportional
2	TO AMEND THE DECLARATION OF TRUST TO REDUCE THE REQUIRED QUORUM FOR FUTURE SHAREHOLDER MEETINGS.	Management	For	Proportional
3	SHAREHOLDER PROPOSAL CONCERNING BOARD OVERSIGHT PROCEDURES TO SCREEN OUT INVESTMENTS IN COMPANIES THAT SUBSTANTIALLY CONTRIBUTE TO GENOCIDE.	Shareholder	Against	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY INTERNATIONAL DISCOVERY FUND MEETING DATE: 04/16/2008
TICKER: FIADX SECURITY ID: 315910620
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT JAMES C. CURVEY AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT ALAN J. LACY AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT JOSEPH MAURIELLO AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT DAVID M. THOMAS AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT MICHAEL E. WILEY AS A DIRECTOR	Management	For	Proportional
2	SHAREHOLDER PROPOSAL FOR FIDELITY CANADA FUND, FIDELITY DIVERSIFIED INTERNATIONAL FUND, FIDELITY INTERNATIONAL DISCOVERY FUND, FIDELITY MID-CAP STOCK FUND, AND FIDELITY OVERSEAS FUND CONCERNING BOARD OVERSIGHT PROCEDURES TO SCREEN OUT INVESTMENTS IN COMPANIES THAT SUBSTANTIALLY CONTRIBUTE TO GENOCIDE.	Shareholder	Against	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY MONEY MARKET PORTFOLIO MEETING DATE: 04/16/2008
TICKER: FNSXX SECURITY ID: 31607A109
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT JAMES C. CURVEY AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT ALBERT R. GAMPER, JR. AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT ARTHUR E. JOHNSON AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT JAMES H. KEYES AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY SMALL CAP OPPORTUNITIES FUND MEETING DATE: 05/14/2008
TICKER: FSOPX SECURITY ID: 316389691
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT JAMES C. CURVEY AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT ALAN J. LACY AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT JOSEPH MAURIELLO AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT DAVID M. THOMAS AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT MICHAEL E. WILEY AS A DIRECTOR	Management	For	Proportional
2	TO AMEND THE DECLARATION OF TRUST TO REDUCE THE REQUIRED QUORUM FOR FUTURE SHAREHOLDER MEETINGS.	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned President and Treasurer of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity Newbury Street Trust

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Claire Walpole my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or her substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 11, 2008.

WITNESS my hand on this 11th day of June 2008.

/s/ John R. Hebble

John R. Hebble

Treasurer